FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:            (a)
             or fiscal year ending: 12/31/2005 (b)

Is this a transition report? (Y/N):  N
                                   -----
Is this an amendment to a previous filing? (Y/N):  N
                                                 -----

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name: American Skandia Life Assurance Corporation Variable
                       Account E

   B. File Number: 811-7260

   C. Telephone Number: (203) 926-1888

2. A. Street: One Corporate Drive, 10th Floor

   B. City: Shelton    C. State: CT    D. Zip Code: 06484

   E. Zip Ext.: 0883

   F. Foreign County                   Foreign Postal Code:

3.    Is this first filing on this form by Registrant: (Y/N)               N

4.    Is this the last filing on this form by Registrant: (Y/N)            N

5.    Is Registrant a small business investment company (SBIC)?(Y/N)       N
      [If answer is "Y" (Yes), complete only items 89 through 110.]

6.    Is Registrant a unit investment trust (UIT)? (Y/N)                   Y
      [If answer is "Y" (Yes), complete only items 111 through 132.]

7. A. Is Registrant a series or multiple portfolio company? (Y/N)
      [If answer is "N" (No), go to item 8.]

   B. How many separate series or portfolios did Registrant have at the end of the period?

   C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH
      SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF


PAGE NUMBER: 01

For period ending 12/31/2005
File number 811-7260

                THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.


                                                                 Is this the
                Series                                           last filing
                Number              Series Name                for this series?
                ------          -------------------            ----------------
                  1                                                 Y/N

UNIT INVESTMENT TRUSTS

111. * A. Depositor Name: American Skandia Life Assurance Corporation

       B. File Number (If any):

       C. City: Shelton   State: CT        Zip Code: 06484    Zip Ext: 0883

          Foreign Country:                 Foreign Postal Code:

111. * A. Depositor Name:

       B. File Number (If any):

       C. City:           State:           Zip Code:          Zip Ext:

          Foreign Country:                 Foreign Postal Code:

112. * A. Sponsor Name:

       B. File Number (If any):

       C. City:           State:           Zip Code:          Zip Ext:

          Foreign Country:                 Foreign Postal Code:

112. * A. Sponsor Name:

       B. File Number (If any):

       C. City:           State:           Zip Code:          Zip Ext:

          Foreign Country:                 Foreign Postal Code:


PAGE NUMBER: 47

For period ending 12/31/2005
File number 811-7260


113. * A. Trustee Name:

       B. City:           State:           Zip Code:          Zip Ext:

          Foreign Country:                 Foreign Postal Code:

113. * A. Trustee Name:

       B. City:           State:           Zip Code:          Zip Ext:

          Foreign Country:                 Foreign Postal Code:

114. * A. Principal Underwriter Name:

       B. File Number (If any):

       C. City:           State:           Zip Code:          Zip Ext:

          Foreign Country:                 Foreign Postal Code:

114. * A. Principal Underwriter Name:

       B. File Number (If any):

       C. City:           State:           Zip Code:          Zip Ext:

          Foreign Country:                 Foreign Postal Code:

115. * A. Independent Public Accountant Name:

       B. City:           State:           Zip Code:          Zip Ext:

          Foreign Country:                 Foreign Postal Code:

115. * A. Independent Public Accountant Name:

       B. City:           State:           Zip Code:          Zip Ext:

          Foreign Country:                 Foreign Postal Code:


PAGE NUMBER: 48

For period ending 12/31/2005
File number 811-7260


116. * Family of investment companies information:

       A.Is Registrant part of a family of investment companies?(Y/N)         N

       B.Identify the family in 10 letters:
         (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. * A. Is Registrant a separate account of an insurance company?(Y/N)      Y

       If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

       B.Variable annuity contracts?(Y/N)                                     Y

       C.Scheduled premium variable life contracts?(Y/N)                      N

       D.Flexible premium variable life contracts?(Y/N)                       N

       E.Other types of insurance products registered under the
       Securities Act of 1933?(Y/N)                                           N

118. * State the number of series existing at the end of the period
       that had securities registered under the Securities Act of 1933        1

119. * State the number of new series for which registration statements
       under the Securities Act of 1933 became effective during the period    0

120. * State the total value of the portfolio securities on the date of
       deposit for the new series included in item 119 ($000's omitted)      $0

121. * State the number of series for which a current prospectus was in
       existence at the end of the period                                     1

122. * State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current
       period                                                                 0


PAGE NUMBER 49

For period ending 12/31/2005
File number 811-7260


123. * State the total value of the additional units considered
       in answering item 122 ($000's omitted)                                $0

124. * State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period
       (the value of these units is to be measured on the date they were
       placed in the subsequent series)($000's omitted)                      $0

125. * State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's
       omitted)                                                              $0

126.   Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent
       series.)($000's omitted)                                              $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                         Number of    Total Assets      Total Income
                                          Series        ($000's         Distributions
                                         Investing      omitted)      ($000's omitted)
                                         ---------   --------------   ----------------
A. U.S. Treasury direct issue
B. U.S. Government agency
C. State and municipal tax-free
D. Public utility debt
E. Brokers or dealers debt or
   debt of brokers' or dealers'
   parent
F. All other corporate intermediate
   & long term debt
G. All other corporate short-
   term debt
H. Equity securities of brokers
   or dealers or parents of
   brokers or dealers
I. Investment company equity
   securities
J. All other equity securities               1          $20,499           $483
K. Other securities
L. Total assets of all series of
   Registrant                                1          $20,499           $483


PAGE NUMBER: 50

For period ending 12/31/2005
File number 811-7260


128. * Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?(Y/N)
       [If answer is "N" (No), go to item 131.]                              N

129. * Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period?(Y/N).
       [If answer is "N" (No), go to item 131.]

130. * In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees?(Y/N)

131.   Total expenses incurred by all series of Registrant during
       the current reporting period ($000's omitted)                    $   124

132. * List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in the filing.

         811- 7260       811-            811-            811-
             --------        --------        --------        --------

         811-            811-            811-            811-
             --------        --------        --------        --------

         811-            811-            811-            811-
             --------        --------        --------        --------

         811-            811-            811-            811-
             --------        --------        --------        --------

         811-            811-            811-            811-
             --------        --------        --------        --------

         811-            811-            811-            811-
             --------        --------        --------        --------

         811-            811-            811-            811-
             --------        --------        --------        --------

         811-            811-            811-            811-
             --------        --------        --------        --------


PAGE NUMBER: 51

This report is signed on behalf of the depositor, American Skandia Life Assurance Corporation, in the Town of Shelton, County of Fairfield, and the State of Connecticut for the registrant, AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT E


BY: American Skandia Life Assurance Corporation


------------------------------------------------
Michael Bohm
Vice President, Chief Accounting Officer


WITNESS:


------------------------------------------------